SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:	12 Months Ended
Dec. 31, 2016
Supplementary Financial Statement Information: [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:
NOTE 11 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

December 31
2016	2015

a.	Account receivable - other:
Institutions	$174	$122
Prepaid expenses	246	346
Other	18	3
	$438	$471

b.	Accounts payable and accruals - other:
Accrued expenses	$709	$558
Payroll and related institutions	581	451
Bonus accrual	1,661	1,140
Other	33	20
	$2,984	$2,169

Statements of operations:

c.	Revenues

In the year ended December 31, 2016, the Company’s revenues were driven virtually all from one main customer. Based on the agreement with this customer the Company is entitled to royalty payments with respect to sales of a product developed by the customer in collaboration with the Company. Additionally, the Company was entitled to contingent payments for the achievement of certain sale targets by the customer.

The following table provides a breakdown of the Company’s net revenues:

	Year ended December 31
	2016	2015	2014
Development Service Payments	$63	$596	$4,814
Contingent Payments	2,500	-	600
Royalties	2,964	253	-
Total revenues	$5,527	$849	$5,414

d.	Finance expenses (income), net:
Finance expenses:
Finance expenses on convertible loans and warrants	$-	$-	$9,915
Finance expenses on BIRD loan	243	*	*
Other expenses	17	23	15
Total finance expenses	260	23	9,930

Finance income:
Gains from securities, net	(401)	(180)	(11)
Interest on bank deposits	(536)	(289)	(28)
Foreign exchange gains, net	(24)	(6)	(47)
Total finance income	(961)	(475)	(86)
	$(701)	$(452)	$9,844

* Represents an amount less than $1.